               AMERICAN GENERAL LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT E
                       GENERATIONS-Registered Trademark-
               FLEXIBLE PAYMENT VARIABLE AND FIXED GROUP DEFERRED
                              ANNUITY CERTIFICATES
                       SUPPLEMENT DATED SEPTEMBER 25, 2000
                                       TO
               PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                              DATED APRIL 30, 1999
               AS SUPPLEMENTED AUGUST 1, 2000 AND AUGUST 10, 2000

On May 1, 2000, American General Securities Incorporated ("AGSI") replaced Van Kampen Funds Inc. as the distributor of the Generations Certificates.

Effective September 25, 2000, the Morgan Stanley Real Estate Securities Portfolio, a Series of the Van Kampen Life Investment Trust, was replaced by the U.S. Real Estate Portfolio, a Series of The Universal Institutional Funds, Inc., as the underlying investment option for the Morgan Stanley Real Estate Securities Division. On this date, all of the assets and liabilities of the Morgan Stanley Real Estate Securities Portfolio were automatically allocated to the U.S. Real Estate Portfolio. Additionally, the Morgan Stanley Real Estate Securities Division was re-named the U.S. Real Estate Division.

The purpose of this Supplement is to provide you with the following information regarding the U.S. Real Estate Portfolio.


THE SERIES' ANNUAL EXPENSES(1)  (as a percentage of average net  assets)

                                 Management                   Other                     Annual
                                 Fees After                 Expenses                   Expenses
                                   Expense                After Expense             After Expense
                                Reimbursement             Reimbursement             Reimbursement
                                -------------             -------------             -------------
U.S. Real Estate                    0.00%                     1.10%                     1.10%

--------------------

(1) Management fees and other expenses would have been the percentages shown in the following table without certain voluntary expense reimbursements from the investment adviser.

                                 Management                   Other                  Total Annual
                                    Fees                    Expenses                   Expenses
                                 ----------                 --------                 ------------
U.S. Real Estate                    0.80%                     1.10%                     1.90%

EXAMPLE The following expenses would apply to a $1,000 investment at the end of the applicable time period, if you surrender your Certificate (or if you annuitize under circumstances where you owe a surrender charge)(2), and if you assume a 5% annual return on assets:

If all amounts are invested
in the following Series                   1 year          3 years         5 years        10 years
-----------------------                   ------          -------         -------        --------
U.S. Real Estate                            $77             $123           $171            $290


EXAMPLE The following expenses would apply to a $1,000 investment at the end of the applicable time period, if you do NOT surrender your Certificate (or if you annuitize under circumstances where a surrender charge is not payable)(2), and if you assume a 5% annual return on assets:

If all amounts are invested
in the following Series                   1 year          3 years         5 years        10 years
-----------------------                   ------          -------         -------        --------
U.S. Real Estate                            $26             $80            $137            $290

(2) See "Surrender Charge" for a description of the circumstances when you may be required to pay the Surrender Charge upon annuitization.


                         SELECTED ACCUMULATION UNIT DATA

The following table shows the Accumulation Unit value for the U.S. Real Estate Division.

                                         Accumulation        Accumulation       Accumulation
                                          Unit Values        Unit Values         Unit Values
                                         (Beginning of            at                 at
Division                                   Period)(1)           12/31/98           12/31/99
-------------                            -------------       ------------       ------------
U.S. Real Estate(2)                        $8.779844          $7.783358           $7.416917


                                                              Accumulation        Accumulation
                                                                  Units              Units
                                                               Outstanding        Outstanding
Division                                                       at 12/31/98        at 12/31/99
-------------                                                 ------------        ------------
U.S. Real Estate(2)                                              569.486           1,713.877

(1) The date when the U.S. Real Estate Division commenced operations is May 5, 1998.

(2) Effective September 25, 2000, the Morgan Stanley Real Estate Securities Portfolio (previously offered under the Certificate) merged into the U.S. Real Estate Portfolio. Accordingly, the Morgan Stanley Real Estate Securities Division was renamed the U.S. Real Estate Division. The Selected Accumulation Unit Data (Unaudited) for the Division through December 31, 1999, reflects units of the Morgan Stanley Real Estate Securities Division.